Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 81	$ 51
Less: accumulated depreciation	(27)	(12)
Property and equipment, net	54	39
Depreciation and amortization	15	8
Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	64	46
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12	0
Lab equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5	$ 5